OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ASSETS [Abstract]
Schedule of Other Assets	Other assets consist of the following:
December 31,	2013	2012

Intangible assets, net	$360,481	$207,267
Security deposits	53,894	46,953
Total	$414,375	$254,220

Schedule of Intangible Assets	Intangible assets consist of the following:
December 31,	2013		2012
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization

Patents	$492,631	$132,150	$314,958	$107,691